Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 13 – Commitments and contingencies

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Employment Agreements

On March 27, 2019, Sean Liu was appointed as CEO and Chairman to fill in the vacancy created by Mr. Han’s resignation and Lili Jiang was appointed as CFO and director to fill in the vacancy created by Mr. He’s resignation effective immediately. Each new agreement calls for an annual base salary of 120,000 shares of the Company’s restricted ordinary share plus bonus, if any, with a term of three years. On May 5, 2020, the Board amended the CEO compensation to be $120,000 per year plus 300,000 ordinary shares per year vested quarterly and on May 8, 2020, the Board amended the CFO compensation to be $120,000 per year plus 120,000 ordinary shares per year vested quarterly effective April 1, 2020. (See Note 12 – Shareholders’ equity for the accounting treatment for 900,000 shares of the Company’s restricted ordinary shares granted and See Note 15 – Subsequent events).

Coronavirus (“COVID-19”)

In December 2019, a novel strain of coronavirus, or COVID-19, surfaced and it has spread rapidly to many parts of China and other parts of the world, including the United States. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities throughout the world.  Substantially all of the Company’s new revenue streams are concentrated online. Consequently, the Company’s does not believe the COVID-19 outbreak would materially adversely affect the Company’s business operations, financial condition and operating results for 2020.